Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets1 [Abstract]
Accounts receivable financial instruments	$ 4,844	$ 961
Prepaid expenses	2,174	1,120
Prepaid fees and commissions	451	325
Interest receivable - deposits	1,603	751
IT projects under development	1,802	425
Improvement Project Under Development	396	0
Severance fund	2,169	2,026
Other	2,156	1,760
Other assets	$ 15,595	$ 7,368